WESMARK FUNDS

                       WESMARK SMALL COMPANY GROWTH FUND

                              WESMARK GROWTH FUND

                             WESMARK BALANCED FUND

                          WESMARK GOVERNMENT BOND FUND

                   WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

       __________________________________________________________________

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2006.



Under the Section entitled "WHO MANAGES THE FUNDS" please add the following biographical information immediately following the biographical information for David B. Ellwood:

        STEVEN KELLAS

        Steven Kellas has been a co-portfolio manager of the WesMark West Virginia Municipal Bond Fund since September 2006. Mr. Kellas is Vice President of WesBanco Trust and Investment Services. He has been employed by WesBanco Bank since 1989. Mr. Kellas is a Chartered Financial Analyst, and received a B.S. degree in Business Administration from West Liberty State College and an M.B.A. degree from Wheeling Jesuit College.





                                                              September 13, 2006

Investment Company Act File No. 811-7925

Cusip 951025501   Cusip 951025402
Cusip 951025204   Cusip 951025105
Cusip 951025303

35490 (9/06)









                                 WESMARK FUNDS

                       WESMARK SMALL COMPANY GROWTH FUND

                              WESMARK GROWTH FUND

                             WESMARK BALANCED FUND

                          WESMARK GOVERNMENT BOND FUND

                   WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

       __________________________________________________________________

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MAY 31, 2006.



Please delete the section entitled "PORTFOLIO MANAGER INFORMATION" in its entirety and replace with the following:

PORTFOLIO MANAGER INFORMATION

The following information is provided as of August 31, 2006.

Other Accounts Managed by          Total Number of Other Accounts Managed / Total Assets**
Jerome B. Schmitt*
Registered Investment Companies    None
Other Pooled Investment Vehicles   None
Other Accounts                     223 / $811,000,000

*Mr. Schmitt is the Lead Portfolio Manager for the
Small Company Growth Fund, Growth Fund, Government Bond
Fund and West Virginia Municipal Bond Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by          Total Number of Other Accounts Managed / Total Assets**
David B. Ellwood*
Registered Investment Companies    None
Other Pooled Investment Vehicles   None
Other Accounts                     309/ $516,000,000

*Mr. Ellwood is the Lead Portfolio Manager for the Balanced Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by          Total Number of Other Accounts Managed / Total Assets**
Steven Kellas*
Registered Investment Companies    None
Other Pooled Investment Vehicles   None
Other Accounts                     507/ $238,000,000

Mr. Kellas is a co-portfolio manager for the West Virginia Municipal Bond
Fund

** None of the accounts has an advisory fee that is based on the performance of the account.

Portfolio managers use similar investment strategies to manage both the Funds and other accounts. Material conflicts may arise in the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager. The Adviser has policies and procedures in place to address conflicts of interest if they arise in the allocation of investment opportunities. Conflicts may arise relating to the use of commissions to purchase research related services. The Funds have policies and procedures in place to ensure security transactions in the Funds are executed at the best prices available under prevailing market conditions without taking into consideration any use of commissions to purchase research related services.



DOLLAR VALUE RANGE OF SHARES OWNED IN THE WESMARK FUNDS AS OF DECEMBER 31,
2005

FUND                                       JEROME B. SCHMITT DAVID B. ELLWOOD  STEVEN KELLAS
WESMARK SMALL COMPANY GROWTH FUND          $10,001-$50,000   $10,001-$50,000   $0-$10,000
WESMARK GROWTH FUND                        $100,001-$500,000 $100,001-$500,000 $10,001-$50,000
WESMARK BALANCED FUND                      None              None              None
WESMARK GOVERNMENT BOND FUND               $10,001-$50,000   None              None
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND  None              $10,000-$50,000   None


Compensation

The Fund pays an advisory fee to the investment adviser of the Fund. The investment adviser of the Fund is a separately identifiable department or division (SIDD) of WesBanco Bank, Inc. (WesBanco). Each Portfolio Manager is compensated in the form of salary and bonus from WesBanco.

Portfolio Manager compensation is fixed based on a salary scale paid to WesBanco Bank, Inc. executives with comparable experience and responsibility. Bonus compensation may be paid to Portfolio Managers based on the overall profitability of WesBanco Bank, a factor of which may be the profitability of the WesBanco Trust and Investment Services Department. Fees paid by the Funds to the Adviser may be a factor in the profitability of WesBanco Trust and Investment Services Department. Compensation is not directly based on the performance of any Fund.





                                                              September 13, 2006

Investment Company Act File No. 811-7925

Cusip 951025501   Cusip 951025402
Cusip 951025204   Cusip 951025105
Cusip 951025303

35491 (9/06)